UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21422

 NAME OF REGISTRANT:                     Trust for Advised Portfolios



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Christopher E. Kashmerick
                                         Trust for Advised Portfolios
                                         2020 E. Financial Way, Ste.
                                         100
                                         Glendora, CA 91741

 REGISTRANT'S TELEPHONE NUMBER:          626-914-7385

 DATE OF FISCAL YEAR END:                03/31

 DATE OF REPORTING PERIOD:               07/01/2016 - 06/30/2017


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

Bramshill Income Performance Fund
--------------------------------------------------------------------------------------------------------------------------
 FIRST TRUST INTERMEDIATE                                                                    Agenda Number:  934546093
--------------------------------------------------------------------------------------------------------------------------
        Security:  33718W103
    Meeting Type:  Annual
    Meeting Date:  24-Apr-2017
          Ticker:  FPF
            ISIN:  US33718W1036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ROBERT F. KEITH                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 INVESCO                                                                                     Agenda Number:  934464506
--------------------------------------------------------------------------------------------------------------------------
        Security:  46131H107
    Meeting Type:  Annual
    Meeting Date:  26-Aug-2016
          Ticker:  VVR
            ISIN:  US46131H1077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    DIRECTOR
       ALBERT R. DOWDEN                                          Mgmt          No vote
       ELI JONES                                                 Mgmt          No vote
       RAYMOND STICKEL, JR.                                      Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 ISHARES                                                                                     Agenda Number:  934621156
--------------------------------------------------------------------------------------------------------------------------
        Security:  46431W507
    Meeting Type:  Special
    Meeting Date:  19-Jun-2017
          Ticker:  NEAR
            ISIN:  US46431W5076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JANE D. CARLIN                                            Mgmt          For                            For
       RICHARD L. FAGNANI                                        Mgmt          For                            For
       DREW E. LAWTON                                            Mgmt          For                            For
       MADHAV V. RAJAN                                           Mgmt          For                            For
       MARK WIEDMAN                                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ISHARES TRUST                                                                               Agenda Number:  934621156
--------------------------------------------------------------------------------------------------------------------------
        Security:  464287457
    Meeting Type:  Special
    Meeting Date:  19-Jun-2017
          Ticker:  SHY
            ISIN:  US4642874576
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JANE D. CARLIN                                            Mgmt          For                            For
       RICHARD L. FAGNANI                                        Mgmt          For                            For
       DREW E. LAWTON                                            Mgmt          For                            For
       MADHAV V. RAJAN                                           Mgmt          For                            For
       MARK WIEDMAN                                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN PREFERED & CONVERTIBLE INCOME 2                                                      Agenda Number:  934535595
--------------------------------------------------------------------------------------------------------------------------
        Security:  67073D102
    Meeting Type:  Annual
    Meeting Date:  06-Apr-2017
          Ticker:  JQC
            ISIN:  US67073D1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1B.    DIRECTOR
       WILLIAM ADAMS IV                                          Mgmt          No vote
       DAVID J. KUNDERT                                          Mgmt          No vote
       JOHN K. NELSON                                            Mgmt          No vote
       TERENCE J. TOTH                                           Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN PREFERRED AND CONVERTIBLE INCOME                                                     Agenda Number:  934535595
--------------------------------------------------------------------------------------------------------------------------
        Security:  67073B106
    Meeting Type:  Annual
    Meeting Date:  06-Apr-2017
          Ticker:  JPC
            ISIN:  US67073B1061
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1B.    DIRECTOR
       WILLIAM ADAMS IV                                          Mgmt          No vote
       DAVID J. KUNDERT                                          Mgmt          No vote
       JOHN K. NELSON                                            Mgmt          No vote
       TERENCE J. TOTH                                           Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN QUALITY PREFERRED INCOME FUND 2                                                      Agenda Number:  934535595
--------------------------------------------------------------------------------------------------------------------------
        Security:  67072C105
    Meeting Type:  Annual
    Meeting Date:  06-Apr-2017
          Ticker:  JPS
            ISIN:  US67072C1053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1B.    DIRECTOR
       WILLIAM ADAMS IV                                          Mgmt          No vote
       DAVID J. KUNDERT                                          Mgmt          No vote
       JOHN K. NELSON                                            Mgmt          No vote
       TERENCE J. TOTH                                           Mgmt          No vote



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Trust for Advised Portfolios
By (Signature)       /s/ Christopher E. Kashmerick
Name                 Christopher E. Kashmerick
Title                President
Date                 07/28/2017